RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 15,299,405	$ 15,273,764
Repayments of Related Party Debt		$ 635,362